SHARE CAPITAL AND RESERVES	3 Months Ended
Jun. 30, 2025
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

9. SHARE CAPITAL AND RESERVES

(a) Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

During the three months ended June 30, 2025, 133,332 common shares were issued as a result of exercise of share purchase options.

As at June 30, 2025, the number of total issued and outstanding common shares is 224,327,364 (March 31, 2025: 224,194,032)

(b) Share purchase options

The following summarizes changes in the Company’s share purchase options:

	June 30, 2025		March 31, 2025
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.102	5,945,332	0.000	13,410,000
Cancelled	NA	-	0.116	(1,480,000)
Exercised	0.095	(133,332)	0.000	(6,214,668)
Expired	NA	-	0.120	(60,000)
Granted	0.680	100,000	0.670	290,000
Ending balance	0.143	5,912,000	0.102	5,945,332

The following summarizes information on the options outstanding and exercisable as at June 30, 2025:

		Weighted Average	Number of	Number of
		Remaining Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.125	11-Apr-26	0.78	120,000	120,000
$0.105	22-Mar-29	3.73	5,100,000	5,100,000
$0.105	22-Mar-27	1.73	302,000	302,000
$0.670	4-Feb-30	4.60	290,000	203,000
$0.680	27-Jun-30	4.99	100,000	50,000
		3.63	5,912,000	5,775,000

The Company uses the Black-Scholes option pricing model to estimate the fair value for all stock-based compensation. The expected volatility assumption inherent in the pricing model is based on the historical volatility of the Company’s stock over a term equal to the expected term of the option granted.

During the three months ended June 30, 2025, the Company granted 100,000 share purchase options at an exercise price of $0.68 to its contractor. The weighted average assumptions used in the option pricing model and the resulting weighted average fair values per option for the options granted during the three months ended June 30, 2025 were as follows:

Risk-free rate:	2.86%
Expected life:	5 years
Expected volatility:	110%
Expected dividends:	Nil
Weighted average fair value per option:	$0.54

(c) Share purchase warrants

The following common summarizes changes in the Company’s share purchase warrants:

	June 30, 2025		March 31, 2025
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	4,807,693	0.06	10,984,163
Exercised	NA	–	0.057	(6,176,470)
Ending balance	0.08	4,807,693	0.06	4,807,693

The following summarizes information on the warrants outstanding as at June 30, 2025:

		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding

$0.080	1-Dec-28	3.42	4,807,693
		3.42	4,807,693